Share-Based Compensation Plans - Time-based Vesting Option Activity (Details) - Time Based Vesting Option	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding balance (in shares) | shares	688,300
Granted (shares) | shares	0
Forfeited or expired (shares) | shares	(31,100)
Exercised (shares) | shares	(535,700)
Outstanding balance (in shares) | shares	121,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share) | $ / shares	$ 6.28
Granted (in dollars per share) | $ / shares	0.00
Forfeited or expired (in dollars per share) | $ / shares	13.39
Exercised (in dollars per share) | $ / shares	5.95
Ending balance (in dollars per share) | $ / shares	$ 5.90